Supplemental Financial Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other Liabilities, Current [Abstract]
Accrued bonus	$ 13,561				$ 9,821
Accrued payroll	7,013				6,834
Accrued benefits	1,057				3,663
Accrued commissions	2,826				1,540
Current portion of long-term debt	0				1,770
Other	5,511				4,509
Total current other liabilities	$ 29,968	$ 26,369	$ 24,764	$ 22,991	$ 28,137